Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following:

	December 31,	December 31,
	2019	2018
	(U.S. $ in thousands)
Machinery and equipment	$140,413	$134,708
Buildings and improvements	149,022	139,666
Computer equipment and software	46,900	49,991
Office equipment, furniture and fixtures	13,780	17,616
Land	19,058	19,111
	369,173	361,092
Accumulated depreciation	(180,769)	(173,437)
	188,404	187,655
Construction work in progress	1,302	495
	$189,706	$188,150